SHARE CAPITAL AND SHARE-BASED PAYMENTS - Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	$ 2,782	$ 0
Share-based compensation	14,718	6,095
Cost of inventory
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	160	190
Cash-settled	1,024	1,639
General and administrative expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	1,958	1,988
Cash-settled	11,412	2,237
Exploration, evaluation and reclamation expenses
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	39	41
Cash-settled	$ 125	$ 0